Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Central Index Key	0001176343
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 1, 2012

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	impv_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.

Legg Mason ClearBridge Variable Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impv_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012